Long-Term Investments	12 Months Ended
Dec. 31, 2018
Long Term Investments [Abstract]
Long-Term Investments

8.    LONG-TERM INVESTMENTS

As at December 31, 2017 and 2018, long-term investments consisted of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Equity method investments
Yancheng Zexin Hotel Management Co., Ltd.	2,565,871	–	–
Tianjin GreenTree Tianbao Hotel Management Co., Ltd.	10,008,647	2,650,405	385,485
Steigenberger (Beijing) Hotel Management Co., Ltd. ("Steigenberger")	5,932,840	5,567,581	809,771
Cost method investments
Shanghai Liming Intelligent Technology Limited	300,000	300,000	43,633
Yibon Hotel Group Co., Ltd ("Yibon")	103,701,474	103,701,474	15,082,755
Total	122,508,832	112,219,460	16,321,644

Equity method investments

None of the Group’s equity method investments was considered individually significant for the years ended December 31, 2017 and 2018. The Group summarized the condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:

Balance sheet data:	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Current assets	14,961,672	10,402,882	1,513,036
Non-current assets	39,741,645	15,038,080	2,187,198
Current liabilities	8,294,529	5,250,596	763,668
Non-current liabilities	11,214,974	3,581,957	520,974

8.    LONG-TERM INVESTMENTS (CONTINUED)

Operating data:	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Revenues	21,486,273	17,131,157	2,491,623
Gross profit	12,397,526	10,483,609	1,524,778
Operating loss	(1,976,331)	(2,760,962)	(401,565)
Net loss	(1,799,168)	(4,539,052)	(660,178)

Cost method

investment

Investment in Yibon

In April 2017, the Group acquired a 30% interest in Yibon for cash consideration of RMB103,701,474 (USD15,938,625) in form of capital injection into the target company. The terms of investment in 30% equity interest in the ordinary shares of Yibon includes a contingent redemption clause if certain specified criteria is not met. As a result, the investment is accounted for as a cost method investment as the shares are not in-substance common stock.

Concurrently, the Group issued two options to the other shareholders of Yibon. The Group provided all the other shareholders of Yibon a right to exchange the shares of Yibon for the shares of the Company in April 2020 in accordance to an agreed formula. The Group also provided one of the shareholders of Yibon the right to put its 12.5% equity interest to the Company if the Company fails to list by an agreed date or the said shareholder of Yibon does not exercise the other option. As these are freestanding options, they are liability-classified and are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The fair value of these options have been determined to be insignificant. The Company has determined the fair value of these options with the assistance of an independent third party valuation firm.